Taxation - Schedule of tax effects of temporary differences that give rise to the deferred tax asset balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Tax loss carried forwards	¥ 503,635	¥ 455,210
Impairment loss of investments	65,943	47,920
Unrealized profit arising from elimination of inter-company transactions	33	4,478
Deferred revenue	2,120	1,856
Others	12,757	2,557
Total deferred tax assets, Gross	584,488	512,021
Less: Valuation allowance	(584,488)	(512,021)	¥ (428,709)	¥ (316,469)
Deferred tax liabilities
Identifiable intangible assets arising from the Acquisition	(13,575)	(18,025)
Unrealized gains on investments	(5,357)	(5,380)
Total deferred tax liabilities	(18,932)	(23,405)
Net deferred tax liabilities	¥ (18,932)	¥ (23,405)